Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000258541
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Class I
Trading Symbol	DRISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Small Cap Value Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
AssetsNet	$ 180,115,019
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 754,804
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$180,115,019
Number of Portfolio Holdings	75
Advisory Fee	$754,804
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Whitecap Resources, Inc.	2.6%
Hancock Whitney Corp.	2.4%
First American Government Obligations Fund, Class X	2.3%
DNOW, Inc.	2.2%
OFG Bancorp	2.2%
Cathay General Bancorp	2.1%
Knowles Corp.	2.1%
Pan American Silver Corp.	2.1%
EnerSys	2.0%
Ameris Bancorp	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Short-Term Investments	2.3%
Consumer Discretionary	4.7%
Utilities	5.2%
Health Care	7.3%
Real Estate	7.3%
Materials	9.2%
Energy	11.6%
Technology	13.3%
Industrials	19.3%
Financials	19.7%

C000258542
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	DRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Small Cap Value Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.36%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%
AssetsNet	$ 180,115,019
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 754,804
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$180,115,019
Number of Portfolio Holdings	75
Advisory Fee	$754,804
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Whitecap Resources, Inc.	2.6%
Hancock Whitney Corp.	2.4%
First American Government Obligations Fund, Class X	2.3%
DNOW, Inc.	2.2%
OFG Bancorp	2.2%
Cathay General Bancorp	2.1%
Knowles Corp.	2.1%
Pan American Silver Corp.	2.1%
EnerSys	2.0%
Ameris Bancorp	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Short-Term Investments	2.3%
Consumer Discretionary	4.7%
Utilities	5.2%
Health Care	7.3%
Real Estate	7.3%
Materials	9.2%
Energy	11.6%
Technology	13.3%
Industrials	19.3%
Financials	19.7%

C000222264
Shareholder Report [Line Items]
Fund Name	North Square Altrinsic International Equity Fund
Class Name	Class I
Trading Symbol	NSIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Altrinsic International Equity Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
AssetsNet	$ 85,115,471
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 336,688
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$85,115,471
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$336,688
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.2%
Communications	1.8%
Materials	3.3%
Energy	3.3%
Short-Term Investments	3.4%
Technology	7.5%
Consumer Discretionary	7.9%
Consumer Staples	10.7%
Health Care	11.8%
Industrials	12.4%
Financials	36.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chubb Ltd.	3.3%
Deutsche Boerse AG	2.8%
Everest Re Group, Ltd.	2.6%
Suzuki Motor Corp.	2.5%
GSK PLC	2.4%
Sumitomo Mitsui Trust Holdings, Inc.	2.4%
Sony Group Corp.	2.4%
Medtronic PLC	2.2%
KB Financial Group, Inc.	2.2%
TotalEnergies SE	2.2%

C000224843
Shareholder Report [Line Items]
Fund Name	North Square Core Plus Bond Fund
Class Name	Class I
Trading Symbol	STTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Core Plus Bond Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 22,973,131
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,973,131
Number of Portfolio Holdings	257
Advisory Fee (net of waivers)	$0
Portfolio Turnover	82%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	3.4%
United States Treasury Note/Bond	1.6%
United States Treasury Note/Bond	1.5%
United States Treasury Note/Bond	1.5%
United States Treasury Note/Bond	1.3%
United States Treasury Note	1.3%
Ginnie Mae II Pool	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Purchased Options	0.3%
Real Estate	0.5%
Technology	1.7%
Consumer Staples	1.9%
Industrials	2.0%
Materials	2.0%
Consumer Discretionary	2.3%
Health Care	2.4%
Short-Term Investments	3.4%
Communications	3.6%
Energy	4.5%
Utilities	6.4%
Financials	11.7%
Asset Backed Securities	12.6%
U.S. Government & Agencies	21.8%
Mortgage Backed Securities	23.4%

C000205678
Shareholder Report [Line Items]
Fund Name	North Square Dynamic Small Cap Fund
Class Name	Class A
Trading Symbol	ORSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.24%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%
AssetsNet	$ 612,652,137
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 2,129,047
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$612,652,137
Number of Portfolio Holdings	238
Advisory Fee (net of waivers)	$2,129,047
Portfolio Turnover	125%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NEXTracker, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.6%
Primoris Services Corp.	1.6%
Mueller Industries, Inc.	1.5%
Portland General Electric Co.	1.5%
Balchem Corp.	1.4%
Watts Water Technologies, Inc., Class A	1.3%
Matson, Inc.	1.3%
American Healthcare REIT, Inc.	1.2%
EnerSys	1.2%

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	0.4%
Short-Term Investments	0.8%
Communications	1.1%
Utilities	2.4%
Consumer Staples	3.0%
Real Estate	4.1%
Materials	4.7%
Energy	6.9%
Consumer Discretionary	10.1%
Financials	11.6%
Technology	13.8%
Health Care	19.1%
Industrials	22.0%

C000205677
Shareholder Report [Line Items]
Fund Name	North Square Dynamic Small Cap Fund
Class Name	Class I
Trading Symbol	ORSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
AssetsNet	$ 612,652,137
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 2,129,047
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$612,652,137
Number of Portfolio Holdings	238
Advisory Fee (net of waivers)	$2,129,047
Portfolio Turnover	125%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NEXTracker, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.6%
Primoris Services Corp.	1.6%
Mueller Industries, Inc.	1.5%
Portland General Electric Co.	1.5%
Balchem Corp.	1.4%
Watts Water Technologies, Inc., Class A	1.3%
Matson, Inc.	1.3%
American Healthcare REIT, Inc.	1.2%
EnerSys	1.2%

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	0.4%
Short-Term Investments	0.8%
Communications	1.1%
Utilities	2.4%
Consumer Staples	3.0%
Real Estate	4.1%
Materials	4.7%
Energy	6.9%
Consumer Discretionary	10.1%
Financials	11.6%
Technology	13.8%
Health Care	19.1%
Industrials	22.0%

C000250358
Shareholder Report [Line Items]
Fund Name	North Square Kennedy MicroCap Fund
Class Name	Class I
Trading Symbol	NKMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Kennedy MicroCap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.47%
AssetsNet	$ 24,633,028
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 113,058
InvestmentCompanyPortfolioTurnover	48.00%
C000222265
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class I
Trading Symbol	NMKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 190,995,298
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 86,422
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$190,995,298
Number of Portfolio Holdings	340
Advisory Fee (net of waivers)	$86,422
Portfolio Turnover	107%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 3.750%	2.5%
United States Treasury Note/Bond, 4.000%	2.3%
United States Treasury Note/Bond, 3.625%	2.2%
United States Treasury Note/Bond, 3.125%	2.0%
United States Treasury Note/Bond, 4.625%	2.0%
United States Treasury Note/Bond, 3.875%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note, 4.125%	2.0%
United States Treasury Note/Bond, 3.750%	2.0%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Real Estate	0.2%
Health Care	1.4%
Consumer Staples	1.4%
Communications	2.0%
Consumer Discretionary	2.0%
Technology	2.3%
Industrials	2.6%
Energy	2.6%
Asset Backed Securities	2.8%
Utilities	3.1%
Short-Term Investments	6.1%
Financials	6.4%
U.S. Government & Agencies	34.1%
Mortgage Backed Securities	36.3%

C000222266
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class R6
Trading Symbol	NMKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 190,995,298
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 86,422
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$190,995,298
Number of Portfolio Holdings	340
Advisory Fee (net of waivers)	$86,422
Portfolio Turnover	107%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 3.750%	2.5%
United States Treasury Note/Bond, 4.000%	2.3%
United States Treasury Note/Bond, 3.625%	2.2%
United States Treasury Note/Bond, 3.125%	2.0%
United States Treasury Note/Bond, 4.625%	2.0%
United States Treasury Note/Bond, 3.875%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note, 4.125%	2.0%
United States Treasury Note/Bond, 3.750%	2.0%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Real Estate	0.2%
Health Care	1.4%
Consumer Staples	1.4%
Communications	2.0%
Consumer Discretionary	2.0%
Technology	2.3%
Industrials	2.6%
Energy	2.6%
Asset Backed Securities	2.8%
Utilities	3.1%
Short-Term Investments	6.1%
Financials	6.4%
U.S. Government & Agencies	34.1%
Mortgage Backed Securities	36.3%

C000205681
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class A
Trading Symbol	ORILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 39,315,808
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 25,717
InvestmentCompanyPortfolioTurnover	7.00%
C000205683
Shareholder Report [Line Items]
Fund Name	North Square Multi Strategy Fund
Class Name	Class I
Trading Symbol	PORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 39,315,808
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 25,717
InvestmentCompanyPortfolioTurnover	7.00%
C000205685
Shareholder Report [Line Items]
Fund Name	North Square Preferred and Income Securities Fund
Class Name	Class I
Trading Symbol	ORDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Preferred and Income Securities Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 367,363,774
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,285,342
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$367,363,774
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$1,285,342
Portfolio Turnover	52%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X, 3.910%,	5.9%
Nordea Bank Abp, 6.750%, 11/10/88	3.3%
Energy Transfer LP, 6.625%, 02/15/72	3.2%
Rogers Communications, Inc., 7.125%, 04/15/55	3.2%
Citizens Financial Group, Inc., 4.000%, 10/6/71	3.1%
NiSource, Inc., 6.375%, 03/31/55	3.1%
Vistra Corp., 8.875%, 12/31/49	3.0%
Exelon Corp., 6.500%, 03/15/55	2.9%
Citigroup, Inc., 6.950%, 02/15/80	2.8%
Royal Bank of Canada, 6.500%, 11/24/85	2.7%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Exchange-Traded Funds	1.3%
Health Care	1.4%
Materials	1.7%
Short-Term Investments	5.9%
Communications	8.9%
Energy	13.5%
Utilities	32.7%
Financials	33.0%

C000255877
Shareholder Report [Line Items]
Fund Name	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Trading Symbol	QTPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-514-7733.
Additional Information Phone Number	1-855-514-7733
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 21,481,147
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 49,714
InvestmentCompanyPortfolioTurnover	5.00%
C000217840
Shareholder Report [Line Items]
Fund Name	North Square Select Small Cap Fund
Class Name	Class I
Trading Symbol	ADVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Select Small Cap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
AssetsNet	$ 24,762,858
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 74,877
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,762,858
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$74,877
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Daily Journal Corp.	5.9%
TriMas Corp.	4.7%
Pursuit Attractions and Hospitality, Inc.	4.6%
Openlane, Inc.	4.5%
Nicolet Bankshares, Inc.	4.3%
Performance Food Group Co.	4.2%
Myers Industries, Inc.	4.1%
Arcosa, Inc.	3.8%
JBT Marel Corp.	3.7%
Bel Fuse, Inc., Class B	3.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	2.5%
Short-Term Investments	2.8%
Real Estate	2.9%
Consumer Staples	7.3%
Materials	12.1%
Technology	15.2%
Financials	16.7%
Consumer Discretionary	19.6%
Industrials	20.8%

C000205671
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class A
Trading Symbol	ORIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 73,237,496
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 73,587
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,237,496
Number of Portfolio Holdings	5
Advisory Fee	$73,587
Portfolio Turnover	3%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Mutual Funds	98.3%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	52.6%
North Square Select Small Cap Fund, Class I	27.0%
North Square Kennedy MicroCap Fund, Class I	18.6%
iShares® Russell 2000 ETF	1.4%
First American Treasury Obligations Fund, Class X	0.5%

C000205673
Shareholder Report [Line Items]
Fund Name	North Square Spectrum Alpha Fund
Class Name	Class I
Trading Symbol	ORIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
AssetsNet	$ 73,237,496
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 73,587
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,237,496
Number of Portfolio Holdings	5
Advisory Fee	$73,587
Portfolio Turnover	3%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Mutual Funds	98.3%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	52.6%
North Square Select Small Cap Fund, Class I	27.0%
North Square Kennedy MicroCap Fund, Class I	18.6%
iShares® Russell 2000 ETF	1.4%
First American Treasury Obligations Fund, Class X	0.5%

C000217841
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class A
Trading Symbol	ADVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Strategic Income Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 749,159,001
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,320,384
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$749,159,001
Number of Portfolio Holdings	207
Advisory Fee (net of waivers)	$1,320,384
Portfolio Turnover	39%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%	2.6%
Exelon Corp., 6.500%	1.4%
Freddie Mac Pool, 4.500%	1.3%
Freddie Mac Pool, 3.500%	1.3%
Freddie Mac Pool, 5.000%	1.2%
Fannie Mae Pool, 5.500%	1.1%
Fannie Mae Pool, 4.000%	1.0%
Fannie Mae Pool, 6.000%	1.0%
Fannie Mae Pool, 2.500%	1.0%
Fannie Mae Pool, 5.500%	1.0%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.0%
Purchased Options	0.5%
Consumer Discretionary	0.6%
Non U.S. Treasury	0.9%
Exchange-Traded Funds	0.9%
U.S. Government & Agencies	2.6%
Communications	2.8%
Energy	3.7%
Materials	5.9%
Financials	10.2%
Utilities	10.4%
Asset Backed Securities	13.2%
Mortgage Backed Securities	42.3%

C000217842
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class I
Trading Symbol	ADVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Strategic Income Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 749,159,001
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,320,384
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$749,159,001
Number of Portfolio Holdings	207
Advisory Fee (net of waivers)	$1,320,384
Portfolio Turnover	39%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%	2.6%
Exelon Corp., 6.500%	1.4%
Freddie Mac Pool, 4.500%	1.3%
Freddie Mac Pool, 3.500%	1.3%
Freddie Mac Pool, 5.000%	1.2%
Fannie Mae Pool, 5.500%	1.1%
Fannie Mae Pool, 4.000%	1.0%
Fannie Mae Pool, 6.000%	1.0%
Fannie Mae Pool, 2.500%	1.0%
Fannie Mae Pool, 5.500%	1.0%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.0%
Purchased Options	0.5%
Consumer Discretionary	0.6%
Non U.S. Treasury	0.9%
Exchange-Traded Funds	0.9%
U.S. Government & Agencies	2.6%
Communications	2.8%
Energy	3.7%
Materials	5.9%
Financials	10.2%
Utilities	10.4%
Asset Backed Securities	13.2%
Mortgage Backed Securities	42.3%

C000224841
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class A
Trading Symbol	ETFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%
AssetsNet	$ 54,269,388
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 322,710
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,269,388
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$322,710
Portfolio Turnover	52%

Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	54.5%
State Street®SPDR® Portfolio S&P 500® ETF	24.7%
SPDR® Portfolio Developed World ex-US ETF	13.5%
SPDR® Portfolio Emerging Markets ETF	4.7%
SPDR® Portfolio S&P 600® Small Cap ETF	2.6%

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	45.5%
Short-Term Investments	54.5%

C000224840
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class C
Trading Symbol	ETFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	2.70%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.70%
AssetsNet	$ 54,269,388
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 322,710
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,269,388
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$322,710
Portfolio Turnover	52%

Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	54.5%
State Street®SPDR® Portfolio S&P 500® ETF	24.7%
SPDR® Portfolio Developed World ex-US ETF	13.5%
SPDR® Portfolio Emerging Markets ETF	4.7%
SPDR® Portfolio S&P 600® Small Cap ETF	2.6%

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	45.5%
Short-Term Investments	54.5%

C000224839
Shareholder Report [Line Items]
Fund Name	North Square Tactical Defensive Fund
Class Name	Class I
Trading Symbol	ETFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.70%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.70%
AssetsNet	$ 54,269,388
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 322,710
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,269,388
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$322,710
Portfolio Turnover	52%

Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	54.5%
State Street®SPDR® Portfolio S&P 500® ETF	24.7%
SPDR® Portfolio Developed World ex-US ETF	13.5%
SPDR® Portfolio Emerging Markets ETF	4.7%
SPDR® Portfolio S&P 600® Small Cap ETF	2.6%

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	45.5%
Short-Term Investments	54.5%

C000224838
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class A
Trading Symbol	ETFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.54%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.54%
AssetsNet	$ 578,935,769
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 2,953,751
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$578,935,769
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$2,953,751
Portfolio Turnover	18%

Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	23.2%
Vanguard Growth ETF	16.5%
Invesco QQQ Trust, Series 1	16.4%
SPDR® S&P 500® ETF Trust	15.3%
Vanguard Value ETF	11.7%
iShares® MSCI Eurozone ETF	7.8%
iShares® 3-7 Year Treasury Bond ETF	3.9%
iShares® MSCI Canada ETF	3.2%
VanEck Gold Miners ETF	2.1%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	23.2%
Exchange-Traded Funds	76.9%

C000224836
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class C
Trading Symbol	ETFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.29%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.29%
AssetsNet	$ 578,935,769
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 2,953,751
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$578,935,769
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$2,953,751
Portfolio Turnover	18%

Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	23.2%
Vanguard Growth ETF	16.5%
Invesco QQQ Trust, Series 1	16.4%
SPDR® S&P 500® ETF Trust	15.3%
Vanguard Value ETF	11.7%
iShares® MSCI Eurozone ETF	7.8%
iShares® 3-7 Year Treasury Bond ETF	3.9%
iShares® MSCI Canada ETF	3.2%
VanEck Gold Miners ETF	2.1%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	23.2%
Exchange-Traded Funds	76.9%

C000224837
Shareholder Report [Line Items]
Fund Name	North Square Tactical Growth Fund
Class Name	Class I
Trading Symbol	ETFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.30%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%
AssetsNet	$ 578,935,769
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 2,953,751
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$578,935,769
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$2,953,751
Portfolio Turnover	18%

Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	23.2%
Vanguard Growth ETF	16.5%
Invesco QQQ Trust, Series 1	16.4%
SPDR® S&P 500® ETF Trust	15.3%
Vanguard Value ETF	11.7%
iShares® MSCI Eurozone ETF	7.8%
iShares® 3-7 Year Treasury Bond ETF	3.9%
iShares® MSCI Canada ETF	3.2%
VanEck Gold Miners ETF	2.1%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	23.2%
Exchange-Traded Funds	76.9%